STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 21, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value options exercised	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	226,918
Non Vested Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost	$ 327,853
Unrecognized compensation cost, remaining term	21 months
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost	$ 43,468
Options Held [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value options exercised		$ 0
Aclarion Equity Incentive Plan 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares issued	2,470,814		2,000,000